Vessels, net	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Vessels, net

5.           Vessels, net

The amounts in the consolidated statement of financial position are analyzed as follows:

	Vessels cost	Vessels accumulated depreciation	Drydocking costs	Accumulated depreciation of drydocking costs	Net Book Value
Balance at January 1, 2022	233,738	(107,776)	15,927	(11,165)	130,724
Additions/ DryDocking Component	1,178	—	7,438	—	8,616
Depreciation expense	—	(5,233)	—	(4,646)	(9,879)
Balance at December 31, 2022	234,916	(113,009)	23,365	(15,811)	129,461
Additions/ DryDocking Component	161	—	6,324	—	6,485
Reversal of Impairment	4,400	—	—	—	4,400
Depreciation expense	—	(4,372)	—	(4,185)	(8,557)
Sale of vessel	(58,219)	31,149	(13,444)	9,282	(31,232)
Balance at December 31, 2023	181,258	(86,232)	16,245	(10,714)	100,557
Additions/ DryDocking Component	161,681	—	5,612	—	167,293
Reversal of Impairment	1,891	—	—	—	1,891
Depreciation expense	—	(5,886)	—	(3,507)	(9,393)
Sale of vessel	(21,283)	10,694	(5,233)	4,453	(11,369)
Balance at December 31, 2024	323,547	(81,424)	16,624	(9,768)	248,979

5.           Vessels, net (continued)

For the purpose of the consolidated statement of comprehensive income, depreciation, as stated in the income statement component, comprises the following:

	For the year ended December 31,
	2024	2023	2022
Vessels’ depreciation	5,886	4,372	5,233
Depreciation of office furniture and equipment	36	42	40
Depreciation of right of use asset (Note 16)	314	311	327
Total	6,236	4,725	5,600

On April 29, 2022, the Company entered into a contract, through its subsidiary Calypso Shipholding S.A., for the construction and purchase of one fuel efficient bulk carrier with a carrying capacity of approximately 64,000 dwt. The vessel was built at Nihon Shipyard Co. in Japan and was delivered on January 25, 2024. The total consideration for the construction of the vessel was approximately $37.5 million, which we financed with equity. In May 2022 we paid the first installment of $7.4 million, in March 2023 we paid the second installment of $3.8 million, in September 2023 we paid the third installment of $3.7 million and in November 2023 we paid the fourth installment of $3.7 million. On January 22, 2024, we paid the final installment of $18.5 million and on January 25, 2024 we took delivery of the new vessel which was named m/v GLBS Hero.

On May 13, 2022, the Company entered into two contracts, through its subsidiaries Daxos Maritime Limited and Paralus Shipholding S.A., for the construction and purchase of two fuel efficient bulk carriers with a carrying capacity of approximately 64,000 dwt each. The sister vessels were built at Nantong COSCO KHI Ship Engineering Co. in China with the first one delivered on August 20, 2024 and named m/v GLBS Might and the second delivered on September 20, 2024 and named m/v GLBS Magic. The total consideration for the construction of both vessels was approximately $70.3 million.

On March 6, 2023, the Company, through a wholly owned subsidiary, entered into an agreement to sell the 2007-built Sun Globe for a gross price of $14.1 million (absolute amount), before commissions, to an unaffiliated third party.

Following the agreement to sell Sun Globe and given the significant increase in the vessel’s market value, the Company assessed that there were indications that impairment losses recognized in the previous periods with respect to this vessel have decreased. Therefore, the carrying amount of the vessel was increased to its recoverable amount, determined based on selling price less cost to sell, which amounted to $13,617, and the Company recorded reversal of impairment amounting $4,400, during the first quarter of 2023. The vessel was delivered to its new owners on June 5, 2023 and the Company recorded a gain of $71 which is included in the consolidated statement of comprehensive income.

On August 11, 2023, the Company, through a wholly owned subsidiary, entered into an agreement to sell the 2009-built Sky Globe for a gross price of $10.7 million (absolute amount), before commissions, to an unaffiliated third party. The vessel was delivered to its new owners on September 7, 2023. The Company recognized a gain of approximately $2.2 million (absolute amount) as a result of the sale, which is included in the income statement component of the consolidated statement of comprehensive income.

On August 16, 2023, the Company, through a wholly owned subsidiary, entered into an agreement to sell the 2010-built Star Globe for a gross price of $11.2 million (absolute amount), before commissions, to an unaffiliated third party. The vessel was delivered to its new owners on September 13, 2023. The Company recognized a gain of approximately $1.6 million (absolute amount) as a result of the sale, which is included in the income statement component of the consolidated statement of comprehensive income.

On August 18, 2023, the Company signed two contracts for the construction and purchase of two fuel efficient bulk carriers of about 64,000 dwt each. The two vessels will be built at a reputable shipyard in Japan and are scheduled to be delivered during the second half of 2026. The total consideration for the construction of both vessels is approximately $75.5 million (absolute amount), which the Company intends to finance with a combination of debt and equity. In August 2023 the Company paid the first installment of $7.5 million (absolute amount) for both vessels under construction and in August 2024 paid the second installment of $7.5 million (absolute amount) for both vessels under construction.

On May 28, 2024, the Company, through a wholly owned subsidiary, entered into an agreement to sell the 2005-built Moon Globe for a gross price of $11.5 million (absolute amount), before commissions, to an unaffiliated third party.

Following the agreement to sell Moon Globe and given the significant increase in the vessel’s market value, the Company assessed that there were indications that impairment losses recognized in the previous periods with respect to this vessel have decreased. Therefore, the carrying amount of the vessel was increased to its recoverable amount, determined based on selling price less cost to sell, and the Company recorded reversal of impairment amounting $1,891, during the second quarter of 2024. The vessel was delivered to its new owners on July 8, 2024.

On October 23, 2024, the Company entered into two memoranda of agreement with an entity controlled by the Chairman and to which our Chief Executive Officer is also related, for the acquisition of two Kamsarmax scrubber outfitted dry bulk vessels: a 2016-built Kamsarmax dry bulk carrier with a carrying capacity of approximately 81,119 dwt (now named m/v GLBS Angel) for a purchase price of $27.5 million (absolute amount) and a 2014-built dry bulk vessel with a carrying capacity of approximately 81,817 dwt (now named m/v GLBS Gigi) for a purchase price of $26.5 million (absolute amount), both paid with available cash. The purchase of each Vessel was approved by a committee of the Board of Directors of the Company comprised solely of independent directors, as well as unanimously ratified by the Company’s Board of Directors.

An aggregate of $18 million (absolute amount) of the purchase price for the 2016-built Vessel has been paid upon its delivery (including the deposit), and the remaining balance is to be paid in one lump sum without interest no later than one year after the date of the relevant memorandum of agreement. An aggregate of $17 million (absolute amount) of the purchase price for the 2014-built Vessel has been paid upon its delivery (including the deposit), and the remaining balance is to be paid in one lump sum without interest no later than one year after the date of the relevant memorandum of agreement.

5.          Vessels, net (continued)

On November 19, 2024, the Company took delivery of the m/v “GLBS Angel” and on December 3, 2024 the Company took delivery of the m/v “GLBS Gigi”.

As at December 31, 2024 six of the Company’s vessels, with value $177.6 million (absolute amount), have been pledged as collateral to secure the bank loans discussed in note 11.

During the year ended December 31, 2022 the Company installed ballast water treatment system (“BWTS”) on five of its vessels amounting to an addition of approximately $1.1 million (absolute amount).

As at December 31, 2024, 2023 and 2022, the Company performed an assessment on whether there were indicators that the vessels may be impaired and no impairment indicators or indicators that previously recorded impairment needs to be reversed were identified for the Company’s vessels.